R2, R3, R4, R5 Shares | JPMorgan Small Cap Blend Fund
JPMorgan Small Cap Blend Fund <br/>Class/Ticker: R2/*; R3/*; R4/*; R5/* <br/><br/>* The share class does not have an exchange ticker symbol because it currently is not offered to the general public.
What is the goal of the Fund?
The Fund seeks capital growth over the long term.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES <br/>(Expenses that you pay each year as a percentage of the value<br/> of your investment)
Annual Fund Operating Expenses - R2, R3, R4, R5 Shares - JPMorgan Small Cap Blend Fund		Class R2	Class R3	Class R4	Class R5
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees		0.50%	0.25%	none	none
Other Expenses		0.46%	0.46%	0.46%	0.31%
Service Fees		0.25%	0.25%	0.25%	0.10%
Remainder of Other Expenses	[1]	0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	[1]	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.66%	1.41%	1.16%	1.01%
Fee Waivers and/or Expense Reimbursements	[2]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	[2]	1.53%	1.28%	1.03%	0.88%
[1]	"Remainder of Other Expenses" is based on estimated amounts for the current fiscal year.
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.49%, 1.24%, 0.99% and 0.84% of the average daily net assets of Class R2, Class R3, Class R4 and Class R5 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - R2, R3, R4, R5 Shares - JPMorgan Small Cap Blend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES	156	511	890	1,954
CLASS R3 SHARES	130	433	759	1,680
CLASS R4 SHARES	105	356	626	1,397
CLASS R5 SHARES	90	309	545	1,224

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - R2, R3, R4, R5 Shares - JPMorgan Small Cap Blend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES	156	511	890	1,954
CLASS R3 SHARES	130	433	759	1,680
CLASS R4 SHARES	105	356	626	1,397
CLASS R5 SHARES	90	309	545	1,224

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund is a small cap equity portfolio which is normally managed as a core portfolio, but which has the ability to proactively invest more heavily in either growth or value securities depending on market conditions and the convictions of the adviser. The portfolio managers will consider various factors when making overall allocation decisions for the Fund, including the relative attractiveness of growth and value securities and the relative valuations and fundamentals of companies in the small cap growth and value universes. Based on these considerations, the size of the allocation of the Fund to either growth or value securities may range from 30 to 70 percent of the Fund.

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Index and/or with market capitalizations of less than $5 billion at the time of purchase. As of the reconstitution of the Russell 2000 Index on June 22, 2018, the market capitalizations of the companies in the index ranged from $30 million to $6.66 billion. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the Fund’s adviser seeks to outperform the Fund’s benchmark. The adviser employs a fundamental bottom-up investment process that combines research, valuation and stock selection to identify both growth and value securities.

In selecting growth securities, the adviser seeks to invest in companies that have a history of above-average growth or that the adviser believes will achieve above-average growth in the future. The adviser believes that investing in high quality growth companies whose long-term growth rates are underappreciated by the market will lead to attractive returns. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

In selecting value securities, the adviser seeks to invest in companies which have durable franchises and that the adviser believes to be attractively valued and to have the ability to grow intrinsic value per share. Companies with durable franchises generally have a sustainable competitive position relative to peers, high returns on capital, a diversified client or asset base and a strong brand.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a security that it believes offers a better investment opportunity or to reallocate the Fund’s assets between growth and value securities.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, the share price changes may be more sudden or erratic than the prices of other securities, especially over the short term.

Strategy Risk. Although the Fund is normally managed as a core portfolio, it may invest more heavily in either growth or value securities, depending on market conditions and the convictions of the adviser.

If the Fund invests more heavily in growth securities, it will be more subject to risks related to growth investing. Specifically, growth securities may trade at higher multiples of current earnings compared to value or other securities, leading to inflated prices and thus potentially greater declines in value.

If the Fund invests more heavily in value securities, it will be more subject to risks related to value investing. Specifically, a value security may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the security price to increase do not occur.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. Because Class R2, Class R3, Class R4 and Class R5 Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000 Index and the Russell 2000 Growth Index, both broad-based securities market indexes, and the Lipper Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns of Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares. The actual returns of Class R4 and Class R5 Shares would have been different than those shown for Class A Shares because Class R4 and Class R5 Shares have different expenses than Class A Shares. As of 6/1/18, the Fund changed its investment strategies and certain investment policies. In view of these changes, the Fund’s performance record prior to this period might be less pertinent for investors considering whether to purchase shares of the Fund. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS — CLASS A SHARES
[1]	The performance of Class R2, Class R3, Class R4 and Class R5 Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Best Quarter	4th quarter, 2010	18.90%
Worst Quarter	4th quarter, 2008	-26.98%
The Fund’s year-to-date total return through 9/30/18 was 19.92%.
AVERAGE ANNUAL TOTAL RETURNS<br/>(For periods ended December 31, 2017)
Average Annual Total Returns - R2, R3, R4, R5 Shares - JPMorgan Small Cap Blend Fund		Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES		34.00%	15.67%	7.86%
CLASS A SHARES | Return After Taxes on Distributions		30.46%	12.41%	6.26%
CLASS A SHARES | Return After Taxes on Distributions and Sale of Fund Shares		21.85%	11.78%	5.98%
RUSSELL 2000 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	[1]	14.65%	14.12%	8.71%
RUSSELL 2000 GROWTH INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	[1]	22.17%	15.21%	9.19%
LIPPER SMALL-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)		13.95%	13.64%	8.69%
[1]	Effective 6/1/18, the Fund’s benchmark changed from the Russell 2000 Growth Index to the Russell 2000 Index because the adviser believes that the Russell 2000 Index is a more appropriate comparison in light of the Fund’s new name and investment strategies, which were also adopted 6/1/18.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.